Condensed Consolidated Statements of Operations - USD ($) shares in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Total revenue	$ 63,466,000	$ 50,976,000	$ 41,565,000	$ 54,811,000	$ 48,168,000					$ 126,786,000	$ 102,979,000	$ 195,520,000	$ 81,573,000	$ 67,607,000
EXPENSES
Salaries and benefits	18,157,000			15,710,000						40,857,000	42,227,000	79,205,000	61,223,000	52,436,000
Depreciation and amortization	4,934,000			1,193,000						9,461,000	2,233,000	9,342,000	2,527,000	1,174,000
General and administrative	11,368,000			9,125,000						19,350,000	15,420,000	34,796,000	17,363,000	16,454,000
Impairment	0			0						0	1,919,000	1,919,000	1,072,000	0
Other	3,138,000			892,000						4,477,000	1,738,000	3,250,000	2,153,000	0
Total expenses	62,523,000	46,145,000	53,069,000	43,941,000	53,204,000	$ 37,130,000	$ 21,595,000	$ 18,221,000	$ 15,149,000	123,301,000	97,145,000	196,359,000	92,095,000	70,064,000
OPERATING INCOME (LOSS)	943,000	4,831,000	(11,504,000)	10,870,000	(5,036,000)	(7,464,000)	(2,340,000)	1,418,000	(2,136,000)	3,485,000	5,834,000	(839,000)	(10,522,000)	(2,457,000)
Equity in earnings (loss) of unconsolidated entities	(298,000)			0						(573,000)	0
Interest expense	(445,000)			(161,000)						(742,000)	(304,000)	(959,000)	(83,000)	0
Amortization of loan costs	(70,000)			(24,000)						(139,000)	(47,000)	(241,000)	(39,000)	0
Interest income	9,000			73,000						29,000	185,000	329,000	244,000	73,000
Other income (expense)	(42,000)			(221,000)						(95,000)	(260,000)	(834,000)	(73,000)	(162,000)
INCOME (LOSS) BEFORE INCOME TAXES	97,000			10,537,000						1,965,000	5,408,000	(2,544,000)	(10,471,000)	(11,623,000)
Income tax (expense) benefit	(426,000)			(1,605,000)						(1,726,000)	(2,311,000)	10,364,000	(9,723,000)	(780,000)
NET INCOME (LOSS)	(329,000)	2,717,000	2,006,000	8,932,000	(5,835,000)	(7,982,000)	(2,258,000)	(7,231,000)	(2,723,000)	239,000	3,097,000	7,820,000	(20,194,000)	(12,403,000)
(Income) loss from consolidated entities attributable to noncontrolling interests	131,000			118,000						294,000	291,000	924,000	358,000	8,860,000
Net (income) loss attributable to redeemable noncontrolling interests	310,000			(90,000)						289,000	(151,000)	1,438,000	1,484,000	1,147,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	112,000	3,558,000	3,387,000	8,960,000	(5,723,000)	(7,402,000)	(1,856,000)	(6,709,000)	(2,385,000)	822,000	3,237,000	10,182,000	(18,352,000)	(2,396,000)
Preferred dividends	2,791,000			0						5,583,000	0	4,466,000	0	0
Amortization of preferred stock discount	(484,000)			0						(975,000)	0	(730,000)	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (3,163,000)	$ 340,000	$ 1,409,000	$ 8,960,000	$ (5,723,000)	$ (7,402,000)	$ (1,856,000)	$ (6,709,000)	$ (2,385,000)	$ (5,736,000)	$ 3,237,000	$ 4,986,000	$ (18,352,000)	$ (2,396,000)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.28)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ (2.35)	$ 1.54	$ 2.29	$ (9.04)	$ (1.19)
Weighted average common shares outstanding - basic (in shares)	2,462	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,441	2,094	2,170	2,031	2,012
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (3.00)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (3.94)	$ (1.40)	$ (2.11)	$ (9.59)	$ (2.56)
Weighted average common shares outstanding - diluted (in shares)	2,717	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,583	2,219	2,332	2,067	2,209
Total advisory services revenue
REVENUE
Total revenue	$ 21,220,000			$ 24,570,000						$ 40,407,000	$ 47,102,000	$ 89,476,000	$ 65,982,000	$ 67,228,000
Audio visual
REVENUE
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000	0
EXPENSES
Cost of revenues	22,229,000			17,021,000						43,668,000	33,608,000	64,555,000	7,757,000	0
Project management
REVENUE
Total revenue	7,700,000			0						15,490,000	0	10,634,000	0	0
EXPENSES
Cost of revenues	2,697,000			0						5,488,000	0	3,292,000	0	0
Other
REVENUE
Total revenue	4,419,000			6,865,000						9,787,000	9,191,000	14,224,000	6,405,000	379,000
JSAV
REVENUE
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000
JSAV | Audio visual
REVENUE
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000	0
Premier | Project management
REVENUE
Total revenue	$ 7,700,000			$ 0						$ 15,490,000	$ 0	$ 10,634,000	$ 0	$ 0